Schedule of Future Minimum Lease Payments (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Operating Leases
FY26	$ 5,293	$ 21,033
FY27	21,798	21,798
FY28	22,623	22,623
FY29	17,152	17,152
FY30	3,536	3,536
Thereafter
Total lease payments	70,402	86,142
Imputed interest	(7,811)	(11,629)
Total lease liabilities	62,591	74,513
Current portion of lease liability	(17,606)	(16,093)	$ (21,101)
Long-term portion of lease liability	44,985	58,420	108,668
Finance Leases
FY26	14,583	140,296
FY27	51,055
FY28	10,967
FY29
FY30
Thereafter
Total lease payments	76,605	140,296
Imputed interest	(5,330)	(6,889)
Total lease liabilities	71,275	133,407
Current portion of lease liability	(50,777)	(133,407)	(102,400)
Long-term portion of lease liability	20,498		$ 59,907
FY26	19,876	161,329
FY27	72,853	21,798
FY28	33,590	22,623
FY29	17,152	17,152
FY30	3,536	3,536
Thereafter
Total lease payments	147,007	226,438
Imputed interest	(13,141)	(18,518)
Total lease liabilities	133,866	207,920
Current portion of lease liability	(68,383)	(149,500)
Long-term portion of lease liability	$ 65,483	$ 58,420